Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Hoya Intermediate, LLC [Member]
Schedule Of Property And Equipment, Net [Line Items]
Summary of property and equipment, net of accumulated depreciation
The following table summarizes our major classes of property and equipment, net of accumulated depreciation at December 31, 2019 (in thousands):

Leasehold Improvements	$3,721
Computer Equipment	1,901
Furniture and Fixtures	556
Purchased Software	47

Total property and equipment	6,225
Less: accumulated depreciation	2,209

Total property and equipment — net	$4,016